LONG-TERM INVESTMENT - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010 Investment	Dec. 31, 2009 Investment	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Sep. 30, 2010 VanceInfo Technology Australia Pty Ltd	Jul. 31, 2010 VanceInfo Financial Service Limited	Oct. 01, 2008 VanceInfo Financial Service Limited
Schedule of Equity Method Investments [Line Items]
Equity ownership percentage acquired				80.00%	20.00%	67.00%	33.00%
Business acquisition purchase price				$ 4,908	$ 200	$ 5,759	$ 841
Remaining equity ownership percentage to be acquired within the next 12 months					80.00%
Number of equity method investments included in earnings	1	2	1
Earnings from equity method investments	$ (35)	$ 151	$ 69